Organization and Description of Business - Schedule of Disaggregate Revenue into Two Revenue Streams (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregate Revenue into Two Revenue Streams [Line Items]
Total revenues	$ 7,261,545	$ 6,791,902
Entrusted recruitment service [Member]
Schedule of Disaggregate Revenue into Two Revenue Streams [Line Items]
Total revenues	358,986	38,454
Project outsourcing service [Member]
Schedule of Disaggregate Revenue into Two Revenue Streams [Line Items]
Total revenues	6,902,559	6,751,359
Other services [Member]
Schedule of Disaggregate Revenue into Two Revenue Streams [Line Items]
Total revenues		$ 2,089